Statutory reserve (Details Narrative) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Statutory reserves	¥ 14,017	¥ 13,365
PRC [Member]
Disclosure of reserves within equity [line items]
Profits after taxation, percentage		10.00%
Statutory reserves	¥ 17,500	¥ 16,700
Variable interest entity		50.00%